Leases - Maturities of Operating Lease Liabilities (Details) $ in Millions	Nov. 30, 2021 USD ($)
Leases [Abstract]
2022	$ 202
2023	186
2024	167
2025	158
2026	145
Thereafter	880
Total lease payments	1,739
Less: Present value discount	(358)
Present value of lease liabilities	$ 1,381